Leases - Right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 234,380	$ 166,328	$ 214,279
Additions	122,707	142,191	30,242
Depreciation expense	(75,941)	(74,139)	(78,193)
Ending balance	281,146	234,380	166,328
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	210,786	147,831	192,361
Additions	120,747	132,122	29,157
Depreciation expense	(70,622)	(69,167)	(73,687)
Ending balance	260,911	210,786	147,831
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	23,594	18,497	21,918
Additions	1,960	10,069	1,085
Depreciation expense	(5,319)	(4,972)	(4,506)
Ending balance	$ 20,235	$ 23,594	$ 18,497